Stock Option Plan (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Weighted-Average Black-Scholes Fair Value Assumptions
The fair value of each grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions used for grants in 2015, 2014 and 2013:

	2015	2014	2013
Expected dividends	1.00%	1.11%	1.12%
Expected term (in years)	8.96	9.33	9.56
Expected volatility	22%	23%	25%
Risk-free rate	2.02%	2.62%	2.04%

Summary of Stock Option Activity
A summary of the stock option activity for 2015, 2014 and 2013 is as follows:

	2015		2014		2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	43,569	$38.03	47,654	$36.43	48,987	$34.24
Granted	3,250	48.30	3,250	45.75	5,500	44.16
Exercised	(7,633)	31.58	(6,144)	30.24	(5,973)	26.00
Forfeited or expired	(1,767)	37.63	(1,191)	35.36	(860)	33.07
Outstanding at end of year	37,419	$40.25	43,569	$38.03	47,654	$36.43
Options exercisable at year end	9,814	$38.06	12,064	$34.59	12,009	$32.35

Summary of Information about Stock Options
The following table summarizes information about stock options outstanding at December 31, 2015:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding at 12/31/15	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Number Exercisable at 12/31/15	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
$ 26.63 - $ 35.75	5,946	33.21	2.03 years	2,853	33.44	1.97 years
$ 37.75 - $ 48.95	31,473	41.58	5.91 years	6,961	39.96	4.92 years
	37,419			9,814
Aggregate intrinsic value (in thousands)	$370			$119